INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Taxes 1	19.10%
Income Taxes 2	34.00%
Income Taxes 3	$ 87,921,000
Income Taxes 4	81,166,000
Income Taxes 5	82,970,000
Income Taxes 6	5,800,000
Income Taxes 7	$ 4,950,000